Other Expense, Net (Details) - Schedule of condensed consolidated statements of operations and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other expense, net:
Interest income	$ 7	$ 168
Change in fair value of derivative and warrant liability	(4,920)	(1,806)
Loss on extinguishment of convertible note		(3,775)
Other expense, net	(502)	17
Total other expense, net	$ (5,415)	$ (5,396)